UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2014

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 1.4%
Dana Holding Corp.	74,890	$1,628,109
Superior Industries International Inc.	69,255	1,370,556

Total Auto Components		2,998,665

Diversified Consumer Services - 0.3%
Sotheby’s Holdings Inc.	15,920	687,426

Household Durables - 1.5%
Ryland Group Inc.	63,150	2,435,064
WCI Communities Inc.	43,430	850,359	*

Total Household Durables		3,285,423

Multiline Retail - 1.6%
Burlington Stores Inc.	77,430	3,659,342	*

Specialty Retail - 4.0%
Cato Corp., Class A Shares	20,284	855,579
GNC Holdings Inc., Class A Shares	32,900	1,544,984
MarineMax Inc.	162,180	3,251,709	*
Pier 1 Imports Inc.	208,650	3,213,210

Total Specialty Retail		8,865,482

Textiles, Apparel & Luxury Goods - 0.7%
Movado Group Inc.	57,810	1,640,070

TOTAL CONSUMER DISCRETIONARY		21,136,408

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.3%
Weis Markets Inc.	59,840	2,861,549

ENERGY - 5.6%
Energy Equipment & Services - 3.3%
C&J Energy Services Inc.	54,060	714,133	*
Frank’s International NV	60,450	1,005,284
Gulf Island Fabrication Inc.	72,370	1,403,254
Key Energy Services Inc.	200,830	335,386	*
Matrix Service Co.	18,632	415,866	*
Natural Gas Services Group	42,580	981,043	*
TETRA Technologies Inc.	194,100	1,296,588	*
Tidewater Inc.	39,280	1,273,065

Total Energy Equipment & Services		7,424,619

Oil, Gas & Consumable Fuels - 2.3%
Bill Barrett Corp.	69,930	796,503	*
Carrizo Oil & Gas Inc.	56,520	2,351,232	*
Cloud Peak Energy Inc.	88,170	809,400	*
Jones Energy Inc., Class A Shares	46,760	533,532	*
WPX Energy Inc.	46,170	536,957	*

Total Oil, Gas & Consumable Fuels		5,027,624

TOTAL ENERGY		12,452,243

EXCHANGE-TRADED FUNDS - 0.3%
iShares Trust - iShares Russell 2000 Value Index Fund	6,764	687,763

FINANCIALS - 38.9%
Banks - 16.5%
First Republic Bank	65,780	3,428,454
FirstMerit Corp.	228,870	4,323,354
IBERIABANK Corp.	101,979	6,613,338
Signature Bank	48,910	6,160,704	*
SVB Financial Group	61,140	7,096,520	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Banks - (continued)
Tompkins Trustco Inc.	35,962	$1,988,699
Wintrust Financial Corp.	149,960	7,012,129

Total Banks		36,623,198

Capital Markets - 6.6%
Affiliated Managers Group Inc.	33,350	7,078,204	*
Greenhill & Co. Inc.	37,204	1,622,094
HFF Inc., Class A Shares	37,757	1,356,232
Raymond James Financial Inc.	78,690	4,508,150

Total Capital Markets		14,564,680

Insurance - 5.5%
Allied World Assurance Co. Holdings AG	149,730	5,677,762
Axis Capital Holdings Ltd.	74,300	3,795,987
ProAssurance Corp.	58,960	2,662,044

Total Insurance		12,135,793

Real Estate Investment Trusts (REITs) - 7.2%
BioMed Realty Trust Inc.	52,850	1,138,389
Corporate Office Properties Trust	41,570	1,179,341
Cousins Properties Inc.	175,800	2,007,636
EastGroup Properties Inc.	41,530	2,629,680
Empire State Realty Trust Inc., Class A Shares	59,870	1,052,515
First Potomac Realty Trust	103,580	1,280,249
Hersha Hospitality Trust	103,350	726,550
Mid-America Apartment Communities Inc.	16,460	1,229,233
Pebblebrook Hotel Trust	92,240	4,208,911
Washington Real Estate Investment Trust	20,790	575,051

Total Real Estate Investment Trusts (REITs)		16,027,555

Real Estate Management & Development - 1.1%
CBRE Group Inc., Class A Shares	25,970	889,472	*
Jones Lang LaSalle Inc.	9,460	1,418,338

Total Real Estate Management & Development		2,307,810

Thrifts & Mortgage Finance - 2.0%
BankUnited	104,170	3,017,805
Westfield Financial Inc.	199,040	1,460,953

Total Thrifts & Mortgage Finance		4,478,758

TOTAL FINANCIALS		86,137,794

HEALTH CARE - 1.9%
Health Care Providers & Services - 1.9%
Brookdale Senior Living Inc.	18,030	661,160	*
Cross Country Healthcare Inc.	129,287	1,613,502	*
LifePoint Hospitals Inc.	25,820	1,856,716	*

TOTAL HEALTH CARE		4,131,378

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.0%
Triumph Group Inc.	33,300	2,238,426

Building Products - 0.3%
Gibraltar Industries Inc.	45,512	740,025	*

Commercial Services & Supplies - 1.3%
ACCO Brands Corp.	249,498	2,247,977	*
Herman Miller Inc.	19,370	570,059

Total Commercial Services & Supplies		2,818,036

Construction & Engineering - 1.4%
EMCOR Group Inc.	52,536	2,337,327

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Construction & Engineering - (continued)
Tutor Perini Corp.	31,590	$760,371	*

Total Construction & Engineering		3,097,698

Industrial Conglomerates - 0.3%
McDermott International Inc.	190,360	553,948	*

Machinery - 4.5%
Altra Industrial Motion Corp.	12,860	365,095
Harsco Corp.	152,940	2,889,037
Manitowoc Co. Inc.	99,030	2,188,563
RBC Bearings Inc.	41,790	2,696,709
Snap-on Inc.	14,133	1,932,546

Total Machinery		10,071,950

Marine - 0.4%
Diana Shipping Inc.	136,930	918,800	*

Professional Services - 1.5%
Korn/Ferry International	42,380	1,218,849	*
TrueBlue Inc.	92,406	2,056,034	*

Total Professional Services		3,274,883

Road & Rail - 1.6%
Old Dominion Freight Line Inc.	44,872	3,483,862	*

Trading Companies & Distributors - 1.0%
Rush Enterprises Inc., Class A Shares	68,760	2,203,758	*

TOTAL INDUSTRIALS		29,401,386

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 4.7%
Bel Fuse Inc., Class B Shares	35,651	974,698
Black Box Corp.	27,822	664,946
Digi International Inc.	206,740	1,920,615	*
InterDigital Inc.	53,280	2,818,512
Plantronics Inc.	74,330	3,940,977

Total Communications Equipment		10,319,748

Electronic Equipment, Instruments & Components - 3.7%
AVX Corp.	262,060	3,668,840
Park Electrochemical Corp.	185,100	4,614,543

Total Electronic Equipment, Instruments & Components		8,283,383

Semiconductors & Semiconductor Equipment - 9.0%
Exar Corp.	310,300	3,165,060	*
ON Semiconductor Corp.	400,840	4,060,509	*
Rudolph Technologies Inc.	410,420	4,198,597	*
Teradyne Inc.	230,070	4,553,085
Veeco Instruments Inc.	113,740	3,967,251	*

Total Semiconductors & Semiconductor Equipment		19,944,502

TOTAL INFORMATION TECHNOLOGY		38,547,633

MATERIALS - 6.9%
Chemicals - 2.0%
Koppers Holdings Inc.	79,780	2,072,684
Kraton Performance Polymers Inc.	68,210	1,418,086	*
PolyOne Corp.	23,110	876,100

Total Chemicals		4,366,870

Metals & Mining - 3.9%
Carpenter Technology Corp.	23,870	1,175,598
Commercial Metals Co.	71,380	1,162,780
Haynes International Inc.	30,020	1,455,970
Horsehead Holding Corp.	150,250	2,378,458	*
RTI International Metals Inc.	42,890	1,083,401	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Steel Dynamics Inc.	77,360	$1,527,086

Total Metals & Mining		8,783,293

Paper & Forest Products - 1.0%
Boise Cascade Co.	59,580	2,213,397	*

TOTAL MATERIALS		15,363,560

UTILITIES - 4.4%
Electric Utilities - 3.1%
ALLETE Inc.	25,350	1,397,799
Cleco Corp.	39,740	2,167,419
MGE Energy Inc.	20,360	928,620
Portland General Electric Co.	64,230	2,429,821

Total Electric Utilities		6,923,659

Gas Utilities - 1.3%
Laclede Group Inc.	13,910	740,012
New Jersey Resources Corp.	12,634	773,201
Northwest Natural Gas Co.	8,754	436,824
WGL Holdings Inc.	14,600	797,452

Total Gas Utilities		2,747,489

TOTAL UTILITIES		9,671,148

TOTAL INVESTMENTS - 99.5% (Cost - $156,360,331#)		220,390,862
Other Assets in Excess of Liabilities - 0.5%		1,017,860

TOTAL NET ASSETS - 100.0%		$221,408,722

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$220,390,862	—	—	$220,390,862

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$74,496,943
Gross unrealized depreciation	(10,466,412)

Net unrealized appreciation	$64,030,531

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015